Related party disclosures - Superannuation plans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related party disclosures
Group contributions to defined contribution plans	$ 509	$ 482
Group contributions to defined benefit plans	$ 89	$ 63